UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Telemark Asset Management, LLC
Address:    One International Place, Suite 2401
            Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:       Brian C. Miley
Title:     Chief Financial Officer
Phone:     (617) 526-8910
Signature, Place and Date of Signing     /s/ Brian C. Miley                         Boston, Massachusetts         08/06/08
            [Signature]                  ----------------------------------------   ------------------------      ------------------
                                         Brian C. Miley, Chief Financial Officer    [City, State]                 [Date]

Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  30 Data Records

Form 13F Information Table Value Total:  $122,134,180

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
                                                         13 F June 30, 2008

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                                                                                                                 VOTING AUTHORITY
                               TITLE OF                           SHARES/  SH/  PUT/   INVESTMENT  OTHER       --------------------
NAME OF ISSUER                 CLASS         CUSIP        VALUE   PRN AMT  PRN  CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE
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
BARRICK GOLD CORP               COM         067901108    2,275,000  50,000  SH    N/A   SOLE        N/A          50,000     0     0
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AGNICO EAGLE MINES LTD          COM         008474108    8,924,400 120,000  SH    N/A   SOLE        N/A         120,000     0     0
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AMERICAN SUPERCONDUCTOR CORP    COM         030111108      358,500  10,000  SH    N/A   SOLE        N/A          10,000     0     0
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ALLIED NEVADA GOLD CORP         COM         019344100      176,700  30,000  SH    N/A   SOLE        N/A          30,000     0     0
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AMERIGON INC                    COM         03070L300      319,950  45,000  SH    N/A   SOLE        N/A          45,000     0     0
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PEABODY ENERGY CORPORATION      COM         704549104    1,761,000  20,000  SH    N/A   SOLE        N/A          20,000     0     0
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CANO PETROLEUM INC              COM         137801106      317,600  40,000  SH    N/A   SOLE        N/A          40,000     0     0
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CHESAPEAKE ENERGY CORP          COM         165167107    5,276,800  80,000  SH    N/A   SOLE        N/A          80,000     0     0
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CLEAN HARBORS INC               COM         184496107   10,659,000 150,000  SH    N/A   SOLE        N/A         150,000     0     0
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CANADIAN NATURAL RESOURCES LTD  COM         136385101    2,506,250  25,000  SH    N/A   SOLE        N/A          25,000     0     0
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ENCANA CORP                     COM         292505104    6,819,750  75,000  SH    N/A   SOLE        N/A          75,000     0     0
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FLOWSERVE CORP                  COM         34354P105    6,835,000  50,000  SH    N/A   SOLE        N/A          50,000     0     0
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GREAT BASIN GOLD LTD            COM         390124105    1,795,880 528,200  SH    N/A   SOLE        N/A         528,200     0     0
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GOLDCORP INC NEW                COM         380956409   10,619,100 230,000  SH    N/A   SOLE        N/A         230,000     0     0
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SPDR GOLD TR GOLD SHS           COM         78463V107    8,226,000  90,000  SH    N/A   SOLE        N/A          90,000     0     0
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ION GEOPHYSICAL CORPORATION     COM         462044108    1,745,000 100,000  SH    N/A   SOLE        N/A         100,000     0     0
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ITRON INC                       COM         465741106    2,458,750  25,000  SH    N/A   SOLE        N/A          25,000     0     0
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JAGUAR MINING INC.              COM         47009M103      385,200  40,000  SH    N/A   SOLE        N/A          40,000     0     0
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JOY GLOBAL INC.                 COM         481165108    5,687,250  75,000  SH    N/A   SOLE        N/A          75,000     0     0
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KINROSS GOLD CORP NEW           COM         496902404    7,673,250 325,000  SH    N/A   SOLE        N/A         325,000     0     0
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KANSAS CITY SOUTHERN NEW        COM         485170302      659,850  15,000  SH    N/A   SOLE        N/A          15,000     0     0
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MONSANTO CO NEW                 COM         61166W101   12,644,000 100,000  SH    N/A   SOLE        N/A         100,000     0     0
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NEVSUN RESOURCES LTD            COM         64156L101      105,000  50,000  SH    N/A   SOLE        N/A          50,000     0     0
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NORTHGATE MINERALS CORP         COM         666416102      687,500 250,000  SH    N/A   SOLE        N/A         250,000     0     0
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PETROLEO BRASILEIRO S.A.        SPONSORED
-ADR PETROBRAS                  ADR         71654V408    8,499,600 120,000  SH    N/A   SOLE        N/A         120,000     0     0
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PLUM CREEK TIMBER CO INC COM    COM         729251108      427,100  10,000  SH    N/A   SOLE        N/A          10,000     0     0
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QUANTA SERVICES INC             COM         74762E102      665,400  20,000  SH    N/A   SOLE        N/A          20,000     0     0
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SUNCOR ENERGY INC.              COM         867229106    5,230,800  90,000  SH    N/A   SOLE        N/A          90,000     0     0
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TELVENT GIT SA                  SHS         E90215109    1,201,000  50,000  SH    N/A   SOLE        N/A          50,000     0     0
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XTO ENERGY INC.                 COM         98385X106    7,193,550 105,000  SH    N/A   SOLE        N/A         105,000     0     0
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                                                       122,134,180
                                                       ===========
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